SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 29 — SUBSEQUENT EVENTS

Possible Acquisition

On February 13, 2023, the Company entered into the MOU pursuant to which the Company expressed an interest to purchase no more than 25.991% equity interest in a Target Company. Pursuant to the MOU, the Company expressed an interest to purchase not more than 25.991% equity interest in a Target Company and the purchase price of the Possible Acquisition will be determined by the parties upon further negotiation. The Target Company is a sino-foreign joint venture established in the PRC that integrates research and development, production and sales into one industrial chain for deep processing of graphite. In accordance with US GAAP, upon Closing, the acquisition will be accounted for by investment in associate in its consolidated financial statements. There can be no assurance that the proposed transaction would be consummated on terms that are acceptable to the Company or at all.

Conversion to shares

Subsequent to December 31, 2022, convertible notes with principal amount of US$7,830,000 (equivalent HK$60,682,500) were converted into shares at conversion price of HK$0.65 and the Company allotted and issued a total of 93,357,690 conversion shares to the convertible note holder.